JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 37.1%
Aerospace & Defense — 1.6%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030(a)	1,000	1,072
Boeing Co. (The)
1.43%, 2/4/2024	877	880
4.88%, 5/1/2025	541	608
2.75%, 2/1/2026	1,646	1,714
2.20%, 2/4/2026	1,072	1,077
3.10%, 5/1/2026	2,500	2,659
General Dynamics Corp. 2.25%, 11/15/2022	1,000	1,025
L3Harris Technologies, Inc.
3.85%, 12/15/2026	475	532
4.85%, 4/27/2035	500	616
Leidos, Inc. 2.30%, 2/15/2031(a)	1,000	956
Lockheed Martin Corp.
3.35%, 9/15/2021	211	213
3.55%, 1/15/2026	700	777
Northrop Grumman Corp. 2.93%, 1/15/2025	1,800	1,926
Precision Castparts Corp.
2.50%, 1/15/2023	500	516
3.25%, 6/15/2025	800	871
Raytheon Technologies Corp.
3.20%, 3/15/2024	300	320
3.15%, 12/15/2024	476	513
3.95%, 8/16/2025	3,450	3,852
4.13%, 11/16/2028	500	570
2.25%, 7/1/2030	300	299
4.15%, 5/15/2045	311	354
Textron, Inc. 3.00%, 6/1/2030	1,100	1,145

		22,495

Airlines — 0.0%(b)
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	186	197

Automobiles — 0.6%
BMW US Capital LLC (Germany) 1.85%, 9/15/2021(a)	250	251
Daimler Finance North America LLC (Germany) 2.13%, 3/10/2025(a)	1,250	1,293
General Motors Co. 6.13%, 10/1/2025	700	832
Hyundai Capital America
3.00%, 6/20/2022(a)	530	543
2.85%, 11/1/2022(a)	266	274
3.00%, 2/10/2027(a)	1,345	1,424
2.38%, 10/15/2027(a)	479	488
1.80%, 1/10/2028(a)	308	302
Nissan Motor Co. Ltd. (Japan)
3.52%, 9/17/2025(a)	600	641
4.35%, 9/17/2027(a)	1,600	1,748
Volkswagen Group of America Finance LLC (Germany)
2.50%, 9/24/2021(a)	345	347
1.63%, 11/24/2027(a)	621	614

		8,757

Banks — 6.4%
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026(a)	1,000	1,131
Banco Santander SA (Spain) 2.75%, 12/3/2030	600	589
Bank of America Corp.
3.30%, 1/11/2023	32	34
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024(c)	3,987	4,204
4.00%, 1/22/2025	1,154	1,273
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026(c)	1,500	1,629
4.45%, 3/3/2026	556	634
(SOFR + 1.15%), 1.32%, 6/19/2026(c)	21	21
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027(c)	1,500	1,521
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028(c)	1,500	1,673
(SOFR + 1.53%), 1.90%, 7/23/2031(c)	4,000	3,822
Bank of Montreal (Canada)
2.35%, 9/11/2022	100	103
2.50%, 6/28/2024	500	530
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028(c)	800	862
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024(a)	1,580	1,703
Bank of Nova Scotia (The) (Canada)
2.80%, 7/21/2021	630	632
2.20%, 2/3/2025	600	628
Barclays plc (United Kingdom)
3.65%, 3/16/2025	1,255	1,363
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025(c)	500	542
BNP Paribas SA (France)
3.38%, 1/9/2025(a)	800	864
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025(a)(c)	500	549

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	1,050	1,123
Capital One Bank USA NA 3.38%, 2/15/2023	660	693
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(c)	2,000	2,059
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025(c)	1,500	1,611
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026(c)(d)(e)	360	363
(SOFR + 0.77%), 1.12%, 1/28/2027(c)	700	692
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(c)	1,200	1,319
(SOFR + 1.15%), 2.67%, 1/29/2031(c)	2,400	2,444
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039(c)	2,000	2,222
Citizens Financial Group, Inc. 2.64%, 9/30/2032(a)	500	495
Cooperatieve Rabobank UA (Netherlands)
3.88%, 2/8/2022	903	926
2.63%, 7/22/2024(a)	400	423
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026(a)(c)	1,500	1,536
(SOFR + 0.89%), 1.25%, 1/26/2027(a)(c)	874	863
Discover Bank
2.45%, 9/12/2024	900	946
3.45%, 7/27/2026	447	488
HSBC Holdings plc (United Kingdom)
4.25%, 3/14/2024	800	873
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024(c)	1,800	1,923
(SOFR + 1.40%), 2.63%, 11/7/2025(c)	1,000	1,055
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026(c)	1,250	1,397
(SOFR + 1.73%), 2.01%, 9/22/2028(c)	300	300
(SOFR + 2.39%), 2.85%, 6/4/2031(c)	941	960
Huntington Bancshares, Inc. 2.55%, 2/4/2030	1,600	1,640
ING Groep NV (Netherlands) 3.95%, 3/29/2027	406	457
(SOFR + 1.01%), 1.73%, 4/1/2027(c)	480	486
KeyBank NA 3.30%, 6/1/2025	800	877
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026(c)	350	367
3.75%, 1/11/2027	1,269	1,406
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	221	225
3.76%, 7/26/2023	864	926
2.19%, 2/25/2025	1,550	1,619
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	580	591
2.60%, 9/11/2022	300	309
(SOFR + 1.25%), 1.24%, 7/10/2024(c)	500	508
Natwest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024(c)	1,435	1,547
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030(c)	620	703
NatWest Markets plc (United Kingdom) 0.80%, 8/12/2024(a)	377	377
Nordea Bank Abp (Finland) 4.25%, 9/21/2022(a)	591	620
PNC Financial Services Group, Inc. (The) 2.55%, 1/22/2030	1,050	1,088
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	1,097	1,264
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025(c)	1,632	1,643
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026(c)	1,200	1,206
Societe Generale SA (France) 2.63%, 1/22/2025(a)	1,200	1,259

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026(a)(c)	480	477
Standard Chartered plc (United Kingdom)
5.20%, 1/26/2024(a)	1,200	1,322
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026(a)(c)	600	632
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.70%, 7/16/2024	1,982	2,100
2.35%, 1/15/2025	800	839
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.55%, 3/25/2026(a)	515	522
Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	442	481
Truist Bank 2.75%, 5/1/2023	1,500	1,568
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027(a)(c)	635	635
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032(a)(c)	600	668
US Bancorp
Series V, 2.63%, 1/24/2022	732	742
3.60%, 9/11/2024	215	236
Wachovia Corp.
7.57%, 8/1/2026(f)	700	902
Wells Fargo & Co.
3.00%, 2/19/2025	1,368	1,472
(SOFR + 1.09%), 2.41%, 10/30/2025(c)	1,200	1,262
4.30%, 7/22/2027	2,000	2,287
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(c)	1,850	2,044
(SOFR + 2.10%), 2.39%, 6/2/2028(c)	800	831
Westpac Banking Corp. (Australia)
2.50%, 6/28/2022	1,100	1,128
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030(c)	500	519

		88,803

Beverages — 1.0%
Anheuser-Busch Cos. LLC (Belgium) 3.65%, 2/1/2026	4,550	5,040
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029	1,395	1,644
3.50%, 6/1/2030	450	493
Coca-Cola Co. (The) 1.45%, 6/1/2027	382	387
Coca-Cola Europacific Partners plc (United Kingdom) 1.50%, 1/15/2027(a)	1,400	1,390
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	250	256
1.85%, 9/1/2032	401	377
Constellation Brands, Inc.
3.15%, 8/1/2029	400	424
2.88%, 5/1/2030	119	123
Diageo Investment Corp. (United Kingdom) 2.88%, 5/11/2022	1,000	1,025
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025	745	840
4.60%, 5/25/2028	400	466
PepsiCo, Inc.
2.38%, 10/6/2026	200	214
2.63%, 7/29/2029	1,400	1,484

		14,163

Biotechnology — 0.8%
AbbVie, Inc.
2.90%, 11/6/2022	500	518
3.85%, 6/15/2024	1,250	1,360
2.95%, 11/21/2026	3,978	4,268
4.25%, 11/14/2028	1,000	1,152
3.20%, 11/21/2029	475	509
Amgen, Inc. 2.20%, 2/21/2027	356	371
Baxalta, Inc. 3.60%, 6/23/2022	35	36
Biogen, Inc. 2.25%, 5/1/2030	594	586
Gilead Sciences, Inc.
3.70%, 4/1/2024	1,456	1,573
3.50%, 2/1/2025	35	38
1.65%, 10/1/2030	400	379
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	381	357

		11,147

Building Products — 0.0%(b)
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027(a)	222	243

Capital Markets — 2.7%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	550	603
Bank of New York Mellon Corp. (The) 3.40%, 1/29/2028	1,500	1,654
Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023(a)	470	505

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Blackstone Secured Lending Fund 3.65%, 7/14/2023(a)	550	575
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	850	958
Charles Schwab Corp. (The)
3.20%, 3/2/2027	250	273
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030(c)(d)(e)	800	804
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	2,320	2,536
Credit Suisse Group AG (Switzerland)
4.55%, 4/17/2026	500	566
(SOFR + 1.73%), 3.09%, 5/14/2032(a)(c)	378	384
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	600	608
3.95%, 2/27/2023	500	527
(SOFR + 2.16%), 2.22%, 9/18/2024(c)	360	370
(SOFR + 1.72%), 3.04%, 5/28/2032(c)	626	624
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	2,250	2,459
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025(c)	403	435
4.25%, 10/21/2025	1,592	1,790
3.50%, 11/16/2026	1,750	1,912
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(c)	2,580	2,853
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029(c)	500	567
(SOFR + 1.09%), 1.99%, 1/27/2032(c)	800	764
Invesco Finance plc 3.75%, 1/15/2026	436	484
Macquarie Bank Ltd. (Australia) 2.30%, 1/22/2025(a)	1,000	1,044
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030(a)(c)	200	235
Morgan Stanley
3.70%, 10/23/2024	1,000	1,098
5.00%, 11/24/2025	622	722
(SOFR + 1.99%), 2.19%, 4/28/2026(c)	4,000	4,183
4.35%, 9/8/2026	2,880	3,282
(SOFR + 0.72%), 0.98%, 12/10/2026(c)	1,000	988
(SOFR + 1.02%), 1.93%, 4/28/2032(c)	750	715
Nomura Holdings, Inc. (Japan) 2.68%, 7/16/2030	453	451
State Street Corp. 3.10%, 5/15/2023	1,724	1,819
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	219	223
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(c)	700	720
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030(a)(c)	449	474

		38,205

Chemicals — 0.4%
Dow Chemical Co. (The) 3.50%, 10/1/2024	529	573
Ecolab, Inc. 3.25%, 1/14/2023	330	344
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(a)	310	308
4.45%, 9/26/2028	93	106
Linde, Inc. 2.20%, 8/15/2022	500	509
LYB International Finance III LLC 2.25%, 10/1/2030	1,000	984
Mosaic Co. (The) 3.25%, 11/15/2022	243	252
Nutrien Ltd. (Canada)
3.38%, 3/15/2025	168	182
2.95%, 5/13/2030	200	209
PPG Industries, Inc. 1.20%, 3/15/2026	457	456
Rohm and Haas Co. 7.85%, 7/15/2029	315	429
Sherwin-Williams Co. (The) 3.30%, 2/1/2025	225	240
Westlake Chemical Corp. 3.60%, 8/15/2026	1,150	1,264

		5,856

Commercial Services & Supplies — 0.0%(b)
Republic Services, Inc. 1.45%, 2/15/2031	254	234

Communications Equipment — 0.0%(b)
Cisco Systems, Inc. 2.95%, 2/28/2026	200	218

Construction & Engineering — 0.0%(b)
Quanta Services, Inc. 2.90%, 10/1/2030	175	180

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Construction Materials — 0.1%
CRH America, Inc. (Ireland) 3.88%, 5/18/2025(a)	250	275
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	260	286
3.50%, 12/15/2027	300	331

		892

Consumer Finance — 1.5%
AerCap Ireland Capital DAC (Ireland)
3.50%, 5/26/2022	400	410
3.30%, 1/23/2023	1,200	1,247
4.50%, 9/15/2023	234	251
2.88%, 8/14/2024	700	732
4.45%, 10/1/2025	800	879
3.65%, 7/21/2027	594	631
American Express Co. 2.50%, 7/30/2024	1,000	1,062
American Honda Finance Corp.
2.40%, 6/27/2024	800	846
2.00%, 3/24/2028	1,000	1,017
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023(a)	400	425
3.95%, 7/1/2024(a)	660	703
2.88%, 2/15/2025(a)	1,400	1,441
5.50%, 1/15/2026(a)	400	449
2.13%, 2/21/2026(a)	880	870
4.25%, 4/15/2026(a)	1,080	1,162
Caterpillar Financial Services Corp.
2.75%, 8/20/2021	510	513
2.85%, 6/1/2022	900	924
General Motors Financial Co., Inc. 2.35%, 1/8/2031	2,500	2,422
John Deere Capital Corp.
3.15%, 10/15/2021	650	657
2.70%, 1/6/2023	298	310
3.45%, 3/13/2025	500	549
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022(a)	2,450	2,575
5.50%, 2/15/2024(a)	1,400	1,539

		21,614

Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026(a)	513	512
International Paper Co. 3.80%, 1/15/2026	354	395
Packaging Corp. of America 3.00%, 12/15/2029	300	316
WRKCo, Inc.
3.00%, 9/15/2024	350	374
4.90%, 3/15/2029	150	178

		1,775

Diversified Financial Services — 0.9%
AIG Global Funding 2.30%, 7/1/2022(a)	200	204
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	2,100	2,441
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022(a)	490	510
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028(a)	1,700	1,706
Mitsubishi HC Capital, Inc. (Japan) 3.96%, 9/19/2023(a)	820	885
National Rural Utilities Cooperative Finance Corp. 3.40%, 2/7/2028	1,250	1,363
ORIX Corp. (Japan) 2.90%, 7/18/2022	277	284
Shell International Finance BV (Netherlands)
3.40%, 8/12/2023	150	160
3.25%, 5/11/2025	2,500	2,730
2.88%, 5/10/2026	788	856
3.88%, 11/13/2028	500	568
2.75%, 4/6/2030	500	525
Siemens Financieringsmaatschappij NV (Germany) 3.13%, 3/16/2024(a)	400	428

		12,660

Diversified Telecommunication Services — 1.1%
AT&T, Inc.
1.65%, 2/1/2028	2,900	2,861
4.30%, 2/15/2030	1,500	1,708
2.55%, 12/1/2033(a)	3,127	3,019
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031(a)	1,100	1,106
Verizon Communications, Inc.
0.85%, 11/20/2025	1,800	1,782
2.63%, 8/15/2026	2,000	2,127
4.02%, 12/3/2029	533	602
1.68%, 10/30/2030	1,818	1,706
4.40%, 11/1/2034	350	409
2.99%, 10/30/2056	382	340

		15,660

Electric Utilities — 1.7%
Arizona Public Service Co. 3.35%, 6/15/2024	372	400
Baltimore Gas and Electric Co. 2.80%, 8/15/2022	1,595	1,633
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028(a)	476	499
4.55%, 11/15/2030(a)	290	326
Connecticut Light and Power Co. (The)
Series A, 3.20%, 3/15/2027	700	768

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
DTE Electric Co.
2.65%, 6/15/2022	197	201
3.65%, 3/15/2024	500	538
Duke Energy Carolinas LLC
3.95%, 11/15/2028	1,500	1,707
6.45%, 10/15/2032	50	68
Duke Energy Corp. 3.55%, 9/15/2021	233	233
Duke Energy Progress LLC 2.80%, 5/15/2022	461	469
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030(a)	421	408
Edison International 3.55%, 11/15/2024	600	645
Enel Finance International NV (Italy)
4.63%, 9/14/2025(a)	425	483
3.63%, 5/25/2027(a)	450	495
Entergy Arkansas LLC
3.05%, 6/1/2023	765	800
3.50%, 4/1/2026	260	287
Entergy Mississippi LLC 2.85%, 6/1/2028	269	283
Evergy, Inc. 2.90%, 9/15/2029	368	380
Fortis, Inc. (Canada) 3.06%, 10/4/2026	541	583
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	100	104
Interstate Power and Light Co. 4.10%, 9/26/2028	1,000	1,135
ITC Holdings Corp. 2.95%, 5/14/2030(a)	251	261
Kentucky Utilities Co. 3.30%, 10/1/2025	200	217
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	94	102
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	150	149
Niagara Mohawk Power Corp. 3.51%, 10/1/2024(a)	938	1,012
NRG Energy, Inc. 2.45%, 12/2/2027(a)	445	447
OGE Energy Corp. 0.70%, 5/26/2023	208	208
Ohio Power Co. Series M, 5.38%, 10/1/2021	1,200	1,221
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	300	377
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.53%, 11/15/2021(c)	893	895
4.55%, 7/1/2030	1,200	1,263
Pennsylvania Electric Co. 3.25%, 3/15/2028(a)	256	266
PPL Capital Funding, Inc. 4.20%, 6/15/2022	752	773
PPL Electric Utilities Corp. 2.50%, 9/1/2022	224	229
Public Service Co. of New Hampshire 3.50%, 11/1/2023	283	302
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	285	271
Southern California Edison Co. 3.88%, 6/1/2021	958	958
Southern Co. (The) 3.25%, 7/1/2026	500	544
Virginia Electric and Power Co. Series C, 2.75%, 3/15/2023	1,600	1,662

		23,602

Electrical Equipment — 0.1%
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	350	359
Eaton Corp. 3.10%, 9/15/2027	400	435

		794

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.88%, 1/12/2028	926	1,024

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC 3.34%, 12/15/2027	250	274
Halliburton Co.
3.80%, 11/15/2025	22	24
2.92%, 3/1/2030	150	153
Schlumberger Holdings Corp. 3.75%, 5/1/2024(a)	460	497

		948

Entertainment — 0.1%
Walt Disney Co. (The)
3.70%, 10/15/2025	1,000	1,110
7.43%, 10/1/2026	600	785

		1,895

Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/2027	285	318
3.38%, 8/15/2031	675	726
American Tower Corp.
3.50%, 1/31/2023	860	902
2.40%, 3/15/2025	400	418
1.50%, 1/31/2028	545	528
AvalonBay Communities, Inc.
3.35%, 5/15/2027	225	246
2.45%, 1/15/2031	900	908
Boston Properties LP 3.80%, 2/1/2024	909	978
Brixmor Operating Partnership LP
3.85%, 2/1/2025	375	408
2.25%, 4/1/2028	186	185

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Crown Castle International Corp. 4.45%, 2/15/2026	1,200	1,359
Duke Realty LP 3.63%, 4/15/2023	672	704
Equinix, Inc. 2.90%, 11/18/2026	1,177	1,253
Essex Portfolio LP 1.65%, 1/15/2031	529	488
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(a)	163	175
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	269	281
2.00%, 3/15/2031	575	544
Life Storage LP 2.20%, 10/15/2030	550	533
Mid-America Apartments LP 1.70%, 2/15/2031	387	361
National Retail Properties, Inc.
3.60%, 12/15/2026	247	270
4.30%, 10/15/2028	550	619
Office Properties Income Trust 2.65%, 6/15/2026	218	219
Realty Income Corp. 3.88%, 7/15/2024	400	437
Regency Centers LP 2.95%, 9/15/2029	566	585
Safehold Operating Partnership LP 2.80%, 6/15/2031	1,058	1,045
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025(a)	400	432
Simon Property Group LP
2.00%, 9/13/2024	1,200	1,249
2.45%, 9/13/2029	520	528
SITE Centers Corp. 3.63%, 2/1/2025	100	105
UDR, Inc.
2.95%, 9/1/2026	106	114
3.50%, 7/1/2027	323	355
3.20%, 1/15/2030	260	276
2.10%, 8/1/2032	306	289
2.10%, 6/15/2033	400	375
Ventas Realty LP
3.75%, 5/1/2024	470	507
3.50%, 2/1/2025	90	98
4.13%, 1/15/2026	45	50
3.25%, 10/15/2026	113	123
Welltower, Inc. 4.50%, 1/15/2024	900	980
WP Carey, Inc.
2.40%, 2/1/2031	285	277
2.25%, 4/1/2033	1,400	1,319

		21,567

Food & Staples Retailing — 0.4%
7-Eleven, Inc. 1.30%, 2/10/2028(a)	1,120	1,081
Alimentation Couche-Tard, Inc. (Canada) 2.95%, 1/25/2030(a)	600	617
Kroger Co. (The)
4.50%, 1/15/2029	950	1,110
5.40%, 7/15/2040	92	117
Sysco Corp. 3.25%, 7/15/2027	600	652
Walmart, Inc.
3.30%, 4/22/2024	200	215
3.05%, 7/8/2026	700	769
3.70%, 6/26/2028	1,000	1,135

		5,696

Food Products — 0.4%
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	561	612
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	900	911
Campbell Soup Co.
3.95%, 3/15/2025	300	331
2.38%, 4/24/2030	576	573
Cargill, Inc. 2.13%, 4/23/2030(a)	400	398
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89	101
Mondelez International, Inc. 1.88%, 10/15/2032	1,200	1,138
Smithfield Foods, Inc. 5.20%, 4/1/2029(a)	556	641
Tyson Foods, Inc.
2.25%, 8/23/2021	313	314
3.90%, 9/28/2023	500	537
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	200	218

		5,774

Gas Utilities — 0.1%
Atmos Energy Corp. 2.63%, 9/15/2029	600	619
ONE Gas, Inc. 2.00%, 5/15/2030	248	240

		859

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories
3.88%, 9/15/2025	1,284	1,437
L3 to L2, 3.75%, 11/30/2026	650	736
Becton Dickinson and Co.
3.36%, 6/6/2024	100	108
3.70%, 6/6/2027	1,500	1,672
Boston Scientific Corp.
3.75%, 3/1/2026	316	352
4.00%, 3/1/2029	189	212
Medtronic, Inc. 3.50%, 3/15/2025	1,307	1,444

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	174	183
3.55%, 4/1/2025	530	578

		6,722

Health Care Providers & Services — 1.1%
Anthem, Inc.
3.30%, 1/15/2023	700	733
3.65%, 12/1/2027	1,000	1,114
Cigna Corp.
3.50%, 6/15/2024	400	432
4.38%, 10/15/2028	1,000	1,154
CommonSpirit Health
3.35%, 10/1/2029	733	785
2.78%, 10/1/2030	600	613
CVS Health Corp.
3.70%, 3/9/2023	137	145
1.88%, 2/28/2031	2,598	2,475
2.70%, 8/21/2040	750	700
HCA, Inc. 4.13%, 6/15/2029	1,750	1,959
Laboratory Corp. of America Holdings 3.25%, 9/1/2024	1,000	1,075
Quest Diagnostics, Inc.
2.95%, 6/30/2030	93	97
2.80%, 6/30/2031	691	711
UnitedHealth Group, Inc.
3.38%, 11/15/2021	187	188
2.75%, 2/15/2023	365	379
2.88%, 3/15/2023	645	676
3.75%, 7/15/2025	1,200	1,336
Universal Health Services, Inc. 2.65%, 10/15/2030(a)	466	461

		15,033

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.
3.38%, 5/26/2025	1,250	1,362
3.80%, 4/1/2028	440	494
Starbucks Corp.
2.70%, 6/15/2022	326	333
2.25%, 3/12/2030	850	845

		3,034

Household Durables — 0.1%
Lennar Corp. 5.25%, 6/1/2026	1,100	1,271

Independent Power and Renewable Electricity Producers — 0.0%(b)
Exelon Generation Co. LLC
3.40%, 3/15/2022	90	92
4.25%, 6/15/2022	90	93

		185

Industrial Conglomerates — 0.1%
General Electric Co. 5.88%, 1/14/2038	70	93
Roper Technologies, Inc. 3.80%, 12/15/2026	1,000	1,119

		1,212

Insurance — 1.4%
AIA Group Ltd. (Hong Kong)
3.60%, 4/9/2029(a)	595	650
3.38%, 4/7/2030(a)	200	216
Allstate Corp. (The) 3.15%, 6/15/2023	651	688
American International Group, Inc.
3.75%, 7/10/2025	818	902
3.90%, 4/1/2026	400	446
Assurant, Inc. 4.20%, 9/27/2023	145	156
Athene Global Funding 2.75%, 6/25/2024(a)	550	580
Brighthouse Financial Global Funding 1.00%, 4/12/2024(a)	528	530
Chubb INA Holdings, Inc. 2.70%, 3/13/2023	1,900	1,981
CNA Financial Corp.
3.95%, 5/15/2024	499	544
4.50%, 3/1/2026	364	415
Guardian Life Global Funding
2.50%, 5/8/2022(a)	500	511
3.40%, 4/25/2023(a)	230	243
0.88%, 12/10/2025(a)	800	793
Jackson National Life Global Funding 3.05%, 4/29/2026(a)	1,135	1,224
Liberty Mutual Group, Inc.
4.25%, 6/15/2023(a)	210	225
4.57%, 2/1/2029(a)	1,640	1,899
Lincoln National Corp. 4.20%, 3/15/2022	864	890
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	449	508
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	700	764
Metropolitan Life Global Funding I
3.88%, 4/11/2022(a)	426	439
3.00%, 1/10/2023(a)	1,600	1,669
New York Life Global Funding 2.35%, 7/14/2026(a)	953	1,001
Principal Financial Group, Inc.
3.13%, 5/15/2023	471	496
3.70%, 5/15/2029	800	887
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025(a)	650	821

		19,478

Interactive Media & Services — 0.1%
Alphabet, Inc. 1.10%, 8/15/2030	2,000	1,869

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
3.15%, 8/22/2027	900	993
3.88%, 8/22/2037	350	402
eBay, Inc. 2.60%, 5/10/2031	1,250	1,246

		2,641

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
IT Services — 0.2%
DXC Technology Co. 4.25%, 4/15/2024	151	164
Global Payments, Inc. 3.20%, 8/15/2029	600	632
International Business Machines Corp. 3.50%, 5/15/2029	1,800	1,986

		2,782

Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	850	932

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 3.20%, 8/15/2027	1,250	1,365

Machinery — 0.2%
Illinois Tool Works, Inc. 3.50%, 3/1/2024	1,400	1,509
Parker-Hannifin Corp. 3.30%, 11/21/2024	228	246
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	900	997
Xylem, Inc. 3.25%, 11/1/2026	111	122

		2,874

Media — 1.2%
Charter Communications Operating LLC 4.91%, 7/23/2025	2,460	2,797
Comcast Corp.
3.00%, 2/1/2024	1,168	1,244
3.70%, 4/15/2024	1,500	1,633
3.38%, 2/15/2025	1,226	1,339
3.15%, 3/1/2026	221	241
4.15%, 10/15/2028	2,050	2,363
3.90%, 3/1/2038	1,136	1,273
Cox Communications, Inc.
3.50%, 8/15/2027(a)	615	673
1.80%, 10/1/2030(a)	450	422
Discovery Communications LLC 3.95%, 3/20/2028	900	987
Fox Corp. 4.71%, 1/25/2029	910	1,055
Grupo Televisa SAB (Mexico) 4.63%, 1/30/2026	285	318
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	500	746
ViacomCBS, Inc.
3.70%, 8/15/2024	480	521
2.90%, 1/15/2027	539	570

		16,182

Metals & Mining — 0.3%
Anglo American Capital plc (South Africa) 4.50%, 3/15/2028(a)	1,000	1,137
Glencore Funding LLC (Australia)
2.50%, 9/1/2030(a)	500	490
2.85%, 4/27/2031(a)	1,700	1,694
Nucor Corp. 4.00%, 8/1/2023	305	326
Steel Dynamics, Inc.
1.65%, 10/15/2027	374	370
3.45%, 4/15/2030	28	30
Teck Resources Ltd. (Canada) 3.90%, 7/15/2030	400	428

		4,475

Multiline Retail — 0.3%
Dollar General Corp. 3.50%, 4/3/2030	1,750	1,901
Kohl’s Corp. 3.38%, 5/1/2031	1,100	1,130
Target Corp. 2.25%, 4/15/2025	959	1,014

		4,045

Multi-Utilities — 0.3%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	288	289
CMS Energy Corp. 2.95%, 2/15/2027	170	180
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	690	771
Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	350	359
NiSource, Inc. 3.95%, 3/30/2048	100	109
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	817	765
Sempra Energy 4.05%, 12/1/2023	192	207
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	939	940
WEC Energy Group, Inc. 1.38%, 10/15/2027	800	781

		4,401

Oil, Gas & Consumable Fuels — 3.6%
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027(a)	922	1,031
BP Capital Markets America, Inc.
3.22%, 11/28/2023	750	799
3.22%, 4/14/2024	3,067	3,291
4.23%, 11/6/2028	500	574
Cameron LNG LLC 2.90%, 7/15/2031(a)	146	152
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	750	862
5.13%, 6/30/2027	900	1,044
Chevron Corp.
1.55%, 5/11/2025	300	310
2.95%, 5/16/2026	1,200	1,304

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Chevron USA, Inc.
3.85%, 1/15/2028	350	399
3.25%, 10/15/2029	600	659
Cimarex Energy Co. 3.90%, 5/15/2027	700	769
CNOOC Finance 2014 ULC (China) 4.25%, 4/30/2024	833	903
ConocoPhillips
3.75%, 10/1/2027(a)	600	674
2.40%, 2/15/2031(a)	125	126
Diamondback Energy, Inc. 3.25%, 12/1/2026	900	969
Ecopetrol SA (Colombia)
4.13%, 1/16/2025	467	489
5.38%, 6/26/2026	773	848
Energy Transfer LP
3.60%, 2/1/2023	267	278
4.90%, 2/1/2024	570	622
4.05%, 3/15/2025	182	198
2.90%, 5/15/2025	2,700	2,843
5.95%, 12/1/2025	506	595
Eni SpA (Italy)
Series X-R, 4.00%, 9/12/2023(a)	1,145	1,228
Enterprise Products Operating LLC
3.35%, 3/15/2023	225	235
3.90%, 2/15/2024	263	284
3.70%, 2/15/2026	651	724
3.95%, 2/15/2027	596	668
Equinor ASA (Norway) 2.88%, 4/6/2025	1,179	1,265
Exxon Mobil Corp. 2.71%, 3/6/2025	1,200	1,283
Flex Intermediate Holdco LLC 3.36%, 6/30/2031(a)	1,632	1,633
Gray Oak Pipeline LLC
2.60%, 10/15/2025(a)	312	321
3.45%, 10/15/2027(a)	400	419
HollyFrontier Corp.
2.63%, 10/1/2023	95	98
5.88%, 4/1/2026	500	577
Kinder Morgan, Inc. 3.15%, 1/15/2023	1,500	1,563
Marathon Petroleum Corp. 3.63%, 9/15/2024	964	1,043
MPLX LP
3.38%, 3/15/2023	200	210
4.13%, 3/1/2027	518	580
4.25%, 12/1/2027	118	134
2.65%, 8/15/2030	514	511
NGPL PipeCo LLC 3.25%, 7/15/2031(a)	271	275
ONEOK Partners LP 3.38%, 10/1/2022	600	619
ONEOK, Inc. 3.40%, 9/1/2029	1,000	1,052
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	480	541
Phillips 66
1.30%, 2/15/2026	178	178
3.90%, 3/15/2028	700	780
Pioneer Natural Resources Co.
1.13%, 1/15/2026	700	694
1.90%, 8/15/2030	600	565
Plains All American Pipeline LP
3.65%, 6/1/2022	705	721
4.65%, 10/15/2025	800	895
3.55%, 12/15/2029	100	104
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	250	283
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025(a)	210	213
Suncor Energy, Inc. (Canada)
3.60%, 12/1/2024	1,350	1,467
5.95%, 12/1/2034	300	386
TC PipeLines LP 3.90%, 5/25/2027	141	155
Texas Eastern Transmission LP 2.80%, 10/15/2022(a)	1,153	1,181
Total Capital Canada Ltd. (France) 2.75%, 7/15/2023	821	864
Total Capital International SA (France)
2.70%, 1/25/2023	200	208
3.75%, 4/10/2024	600	656
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	2,345	2,504
Valero Energy Corp. 2.85%, 4/15/2025	1,200	1,273
Williams Cos., Inc. (The)
3.90%, 1/15/2025	462	507
2.60%, 3/15/2031	1,000	996

		49,632

Pharmaceuticals — 1.2%
AstraZeneca plc (United Kingdom)
0.70%, 4/8/2026	400	392
1.38%, 8/6/2030	616	578
Bristol-Myers Squibb Co.
2.00%, 8/1/2022	1,210	1,235
3.25%, 8/15/2022	600	622
2.90%, 7/26/2024	638	684
3.40%, 7/26/2029	3,061	3,388
Eli Lilly & Co. 3.38%, 3/15/2029	600	665
Merck & Co., Inc. 3.40%, 3/7/2029	750	834
Mylan, Inc. 3.13%, 1/15/2023(a)	600	623
Novartis Capital Corp. (Switzerland) 3.00%, 11/20/2025	1,153	1,256
Pfizer, Inc. 3.20%, 9/15/2023	3,200	3,404

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	700	765
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	1,800	1,756
Zoetis, Inc. 3.00%, 9/12/2027	900	971

		17,173

Professional Services — 0.0%(b)
IHS Markit Ltd. 4.25%, 5/1/2029	346	394

Real Estate Management & Development — 0.0%(b)
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027(a)	219	240
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027(a)	325	360

		600

Road & Rail — 0.9%
Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	1,146	1,176
CSX Corp.
3.25%, 6/1/2027	1,068	1,169
4.25%, 3/15/2029	500	575
ERAC USA Finance LLC
4.50%, 8/16/2021(a)	315	318
3.85%, 11/15/2024(a)	650	713
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400	446
Norfolk Southern Corp.
2.90%, 2/15/2023	562	583
3.85%, 1/15/2024	750	808
2.90%, 6/15/2026	200	216
Penske Truck Leasing Co. LP 4.20%, 4/1/2027(a)	1,250	1,408
Ryder System, Inc. 4.63%, 6/1/2025	800	909
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026(a)	1,550	1,562
Union Pacific Corp.
3.75%, 3/15/2024	800	868
3.25%, 1/15/2025	850	920
2.40%, 2/5/2030	600	611

		12,282

Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc.
3.13%, 12/5/2023	122	129
3.50%, 12/5/2026	150	167
Broadcom, Inc. 4.11%, 9/15/2028	2,687	2,969
Intel Corp. 2.45%, 11/15/2029	1,400	1,453
Marvell Technology, Inc. 2.45%, 4/15/2028(a)	650	654
Microchip Technology, Inc.
0.97%, 2/15/2024(a)	834	835
0.98%, 9/1/2024(a)	600	601
NXP BV (China) 2.50%, 5/11/2031(a)	1,250	1,256
QUALCOMM, Inc. 3.25%, 5/20/2027	913	1,009

		9,073

Software — 0.7%
Citrix Systems, Inc. 1.25%, 3/1/2026	302	298
Intuit, Inc. 1.65%, 7/15/2030	1,100	1,064
Microsoft Corp.
3.13%, 11/3/2025	1,800	1,974
2.40%, 8/8/2026	1,200	1,281
Oracle Corp.
2.50%, 5/15/2022	540	550
2.65%, 7/15/2026	1,800	1,905
2.88%, 3/25/2031	2,350	2,407
6.50%, 4/15/2038	50	69

		9,548

Specialty Retail — 0.4%
AutoZone, Inc. 4.00%, 4/15/2030	823	922
Home Depot, Inc. (The)
3.75%, 2/15/2024	486	526
2.95%, 6/15/2029	1,500	1,618
Lowe’s Cos., Inc.
3.13%, 9/15/2024	1,004	1,081
3.65%, 4/5/2029	638	705
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	300	333
3.60%, 9/1/2027	463	515

		5,700

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
2.75%, 1/13/2025	1,700	1,823
3.20%, 5/13/2025	1,154	1,263
2.45%, 8/4/2026	300	320
2.38%, 2/8/2041	900	838
Dell International LLC
4.90%, 10/1/2026(a)	600	689
5.30%, 10/1/2029(a)	1,000	1,184

		6,117

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France) (SOFR + 1.31%), 2.28%, 1/20/2032(a)(c)	694	673
Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025(a)	963	955

		1,628

Tobacco — 0.3%
Altria Group, Inc. 2.45%, 2/4/2032	1,068	1,011

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	1,000	1,065
2.26%, 3/25/2028	1,062	1,045
Philip Morris International, Inc. 3.38%, 8/11/2025	850	928

		4,049

Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.88%, 7/3/2023	400	425
3.00%, 9/15/2023	1,400	1,467
1.88%, 8/15/2026	624	622
3.63%, 4/1/2027	1,000	1,068
Aircastle Ltd. 4.40%, 9/25/2023	550	589
Aviation Capital Group LLC 5.50%, 12/15/2024(a)	860	969
BOC Aviation Ltd. (Singapore)
2.38%, 9/15/2021(a)	500	501
3.50%, 10/10/2024(a)	400	427

		6,068

Water Utilities — 0.1%
American Water Capital Corp. 3.40%, 3/1/2025	664	723

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) 3.13%, 7/16/2022	693	713
Rogers Communications, Inc. (Canada) 3.63%, 12/15/2025	808	891
T-Mobile USA, Inc.
2.05%, 2/15/2028	275	274
3.88%, 4/15/2030	1,400	1,534
2.25%, 11/15/2031	1,000	959

		4,371

TOTAL CORPORATE BONDS (Cost $502,356)		521,117

U.S. TREASURY OBLIGATIONS — 24.6%
U.S. Treasury Inflation Indexed Notes
0.13%, 1/15/2022	31,138	37,332
0.13%, 4/15/2022(g)	72,279	81,047
0.13%, 7/15/2026	121,835	149,023
0.13%, 1/15/2031	26,413	29,493
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2026	43,317	48,106

TOTAL U.S. TREASURY OBLIGATIONS (Cost $340,829)		345,001

MORTGAGE-BACKED SECURITIES -11.2%
FHLMC Gold Pools, 15 Year Pool # G13603, 5.50%, 2/1/2024	2	2
FHLMC Gold Pools, 20 Year
Pool # C91030, 5.50%, 5/1/2027	49	55
Pool # C91802, 3.50%, 1/1/2035	3,452	3,728
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	126	142
Pool # A57681, 6.00%, 12/1/2036	1	1
Pool # G06493, 4.50%, 5/1/2041	695	778
FHLMC Gold Pools, Other Pool # U90690, 3.50%, 6/1/2042	737	799
FHLMC UMBS, 30 Year Pool # ZM6956, 4.50%, 6/1/2048	1,498	1,644
FNMA Pool # AM2292, ARM, 0.46%, 1/1/2023(h)	756	755
FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	1	1
FNMA UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	566	605
Pool # AP9584, 3.00%, 10/1/2032	2,676	2,830
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	236	279
Pool # 735503, 6.00%, 4/1/2035	60	70
Pool # 888460, 6.50%, 10/1/2036	375	453
Pool # 888890, 6.50%, 10/1/2037	9	11
Pool # 949320, 7.00%, 10/1/2037	42	46
Pool # 995149, 6.50%, 10/1/2038	21	24
Pool # 994410, 7.00%, 11/1/2038	173	208
Pool # AD9151, 5.00%, 8/1/2040	334	379
Pool # AE0681, 4.50%, 12/1/2040	804	899
Pool # BM3500, 4.00%, 9/1/2047	1,652	1,829
Pool # BM3499, 4.00%, 12/1/2047	1,854	2,013
Pool # BE8354, 4.00%, 3/1/2048	1,022	1,095

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA, Other
Pool # AM6602, 2.63%, 9/1/2021	1,310	1,310
Pool # 469873, 3.03%, 12/1/2021	1,136	1,138
Pool # AL2044, 3.59%, 5/1/2022(h)	153	154
Pool # 471513, 2.90%, 6/1/2022	981	995
Pool # 471881, 2.67%, 7/1/2022	2,000	2,031
Pool # 471828, 2.65%, 8/1/2022	2,000	2,034
Pool # AM1804, 2.19%, 12/1/2022	822	838
Pool # AM1619, 2.34%, 12/1/2022	2,122	2,167
Pool # AM2285, 2.41%, 1/1/2023	3,357	3,435
Pool # AL3594, 2.70%, 4/1/2023(h)	1,536	1,586
Pool # AM3301, 2.35%, 5/1/2023	2,114	2,174
Pool # AM3244, 2.52%, 5/1/2023	3,000	3,095
Pool # AM3432, 2.40%, 7/1/2023	2,901	2,995
Pool # AM4628, 3.69%, 11/1/2023	1,110	1,191
Pool # AM4716, 3.38%, 12/1/2023	1,415	1,518
Pool # AM7290, 2.97%, 12/1/2024	390	420
Pool # AM8674, 2.81%, 4/1/2025	2,200	2,371
Pool # AM8846, 2.68%, 5/1/2025	1,870	2,003
Pool # AN0029, 3.10%, 9/1/2025	2,398	2,619
Pool # AN1413, 2.49%, 5/1/2026	821	879
Pool # AN1497, 2.61%, 6/1/2026	860	927
Pool # AN1243, 2.64%, 6/1/2026	1,600	1,726
Pool # AN1247, 2.64%, 6/1/2026	1,576	1,700
Pool # AN3076, 2.46%, 10/1/2026	1,700	1,821
Pool # BL1211, 4.01%, 2/1/2027	586	669
Pool # AN6732, 2.83%, 5/1/2027	1,200	1,309
Pool # AN7338, 3.06%, 11/1/2027	992	1,096
Pool # AN7943, 3.10%, 1/1/2028	2,486	2,747
Pool # AN1161, 3.05%, 4/1/2028	978	1,023
Pool # AN9486, 3.57%, 6/1/2028	3,716	4,224
Pool # AN2069, 2.35%, 8/1/2028	1,440	1,534
Pool # BL0907, 3.88%, 12/1/2028	700	809
Pool # BM4162, 3.20%, 10/1/2029(h)	490	546
Pool # BL4333, 2.52%, 11/1/2029	1,190	1,276
Pool # MA1125, 4.00%, 7/1/2042	998	1,092
Pool # MA1437, 3.50%, 5/1/2043	1,325	1,445
Pool # MA1463, 3.50%, 6/1/2043	1,222	1,333
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 7/25/2036(i)	2,840	2,930
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 7/25/2051(i)	32,550	32,803
TBA, 2.50%, 8/25/2051(i)	28,430	29,304
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	101	115
Pool # BA7567, 4.50%, 5/20/2048	1,604	1,725
Pool # BI0416, 4.50%, 11/20/2048	156	169
Pool # BM9692, 4.50%, 7/20/2049	846	914
Pool # MA7136, 2.50%, 1/20/2051	10,481	10,861

TOTAL MORTGAGE-BACKED SECURITIES (Cost $153,669)		157,697

COMMERCIAL MORTGAGE-BACKED SECURITIES -10.6%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035(a)(h)	1,162	1,182
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036(a)	1,400	1,490
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ08, Class A2, 2.36%, 8/25/2022	210	212
Series KJ13, Class A2, 2.86%, 8/25/2022	827	844
Series KJ18, Class A2, 3.07%, 8/25/2022	666	680
Series KF12, Class A, 0.81%, 9/25/2022(h)	16	16

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series KJ09, Class A2, 2.84%, 9/25/2022	186	190
Series KSMC, Class A2, 2.62%, 1/25/2023	6,000	6,229
Series K027, Class A2, 2.64%, 1/25/2023	800	827
Series KJ11, Class A2, 2.93%, 1/25/2023	836	866
Series K029, Class A2, 3.32%, 2/25/2023(h)	2,045	2,144
Series K034, Class A2, 3.53%, 7/25/2023(h)	5,000	5,318
Series K036, Class A2, 3.53%, 10/25/2023(h)	3,000	3,207
Series K038, Class A2, 3.39%, 3/25/2024	4,768	5,129
Series K727, Class AM, 3.04%, 7/25/2024	1,400	1,496
Series K039, Class A2, 3.30%, 7/25/2024	2,550	2,755
Series J22F, Class A2, 4.09%, 9/25/2024	267	290
Series K729, Class A2, 3.14%, 10/25/2024	1,219	1,314
Series K041, Class A2, 3.17%, 10/25/2024	7,000	7,577
Series K046, Class A2, 3.21%, 3/25/2025	2,503	2,729
Series KL3L, Class ALNZ, 3.32%, 4/25/2025(h)	2,000	2,176
Series KPLB, Class A, 2.77%, 5/25/2025	1,750	1,885
Series K048, Class A2, 3.28%, 6/25/2025(h)	3,480	3,814
Series K049, Class A2, 3.01%, 7/25/2025	2,469	2,684
Series KLU2, Class A7, 2.23%, 9/25/2025(h)	550	579
Series K056, Class A2, 2.53%, 5/25/2026	4,000	4,300
Series K058, Class A1, 2.34%, 7/25/2026	1,596	1,681
Series K737, Class AM, 2.10%, 10/25/2026	3,110	3,272
Series K060, Class A2, 3.30%, 10/25/2026	2,000	2,230
Series K066, Class A2, 3.12%, 6/25/2027	1,362	1,512
Series K067, Class A2, 3.19%, 7/25/2027	1,686	1,881
Series K069, Class A2, 3.19%, 9/25/2027(h)	3,500	3,906
Series K070, Class A2, 3.30%, 11/25/2027(h)	910	1,022
Series K072, Class A2, 3.44%, 12/25/2027	473	535
Series K081, Class A1, 3.88%, 2/25/2028	1,217	1,367
Series K078, Class A2, 3.85%, 6/25/2028	1,541	1,789
Series K079, Class A2, 3.93%, 6/25/2028	3,600	4,202
Series K083, Class A2, 4.05%, 9/25/2028(h)	594	700
FNMA ACES
Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,361	1,395
Series 2013-M9, Class A2, 2.39%, 1/25/2023(h)	3,698	3,794
Series 2013-M13, Class A2, 2.55%, 4/25/2023(h)	1,237	1,281
Series 2014-M1, Class A2, 3.11%, 7/25/2023(h)	1,852	1,947
Series 2014-M2, Class A2, 3.51%, 12/25/2023(h)	5,362	5,722
Series 2014-M3, Class A2, 3.49%, 1/25/2024(h)	1,851	1,976
Series 2014-M8, Class A2, 3.06%, 6/25/2024(h)	5,180	5,489
Series 2014-M9, Class A2, 3.10%, 7/25/2024(h)	4,230	4,520
Series 2014-M13, Class A2, 3.02%, 8/25/2024(h)	1,753	1,873
Series 2016-M6, Class A2, 2.49%, 5/25/2026	800	854
Series 2015-M10, Class A2, 3.09%, 4/25/2027(h)	1,390	1,529
Series 2017-M8, Class A2, 3.06%, 5/25/2027(h)	1,500	1,651
Series 2017-M12, Class A2, 3.08%, 6/25/2027(h)	4,039	4,470
Series 2017-M13, Class A2, 2.93%, 9/25/2027(h)	418	460
Series 2018-M2, Class A2, 2.90%, 1/25/2028(h)	3,400	3,737
Series 2018-M4, Class A2, 3.04%, 3/25/2028(h)	2,415	2,681
Series 2018-M9, Class APT2, 3.12%, 4/25/2028(h)	3,528	3,917
Series 2018-M14, Class A2, 3.58%, 8/25/2028(h)	400	457
Series 2017-M5, Class A2, 3.16%, 4/25/2029(h)	3,500	3,915
Series 2018-M3, Class A2, 3.09%, 2/25/2030(h)	1,384	1,548
Series 2018-M13, Class A1, 3.70%, 3/25/2030(h)	731	830
Series 2020-M50, Class A1, 0.67%, 10/25/2030	1,181	1,160
Series 2020-M50, Class A2, 1.20%, 10/25/2030	415	410
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030(h)	6,891	778
Series 2021-M11, Class A2, 1.46%, 3/25/2031(h)	1,517	1,487
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	89	88
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033(h)	404	56

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FREMF Mortgage Trust
Series 2015-K44, Class B, 3.68%, 1/25/2048(a)(h)	1,500	1,631
Series 2016-K722, Class B, 3.85%, 7/25/2049(a)(h)	735	776
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 1.18%, 12/12/2049‡(a)(h)	21	—	(j)
Morgan Stanley Capital I Trust Series 2007-HQ11, Class X, IO, 0.49%, 2/12/2044‡(a)(h)	163	—	(j)
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036(a)	300	314
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(a)	866	873
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	1,486	1,546
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,040	1,063
WFRBS Commercial Mortgage Trust Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,128	1,131

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $140,566)		149,389

ASSET-BACKED SECURITIES — 7.3%
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023(a)	108	108
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025(a)	412	421
Series 2017-1, Class AA, 3.30%, 1/15/2030(a)	187	188
Ally Auto Receivables Trust
Series 2018-2, Class A3, 2.92%, 11/15/2022	199	200
Series 2019-1, Class A3, 2.91%, 9/15/2023	283	286
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	163	165
Series 2017-1, Class AA, 3.65%, 2/15/2029	227	233
American Credit Acceptance Receivables Trust
Series 2019-4, Class B, 2.43%, 10/12/2023(a)	270	270
Series 2020-3, Class A, 0.62%, 10/13/2023(a)	308	308
Series 2020-4, Class A, 0.53%, 3/13/2024(a)	2,314	2,317
Series 2021-1, Class A, 0.35%, 5/13/2024(a)	734	735
American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	1,120	1,144
American Tower Trust #1 3.07%, 3/15/2023(a)	500	504
AmeriCredit Automobile Receivables Trust
Series 2018-2, Class A3, 3.15%, 3/20/2023	155	156
Series 2018-3, Class A3, 3.38%, 7/18/2023	1,607	1,619
Series 2019-1, Class A3, 2.97%, 11/20/2023	239	241
Series 2019-2, Class A3, 2.28%, 1/18/2024	1,337	1,349
Series 2020-1, Class A3, 1.11%, 8/19/2024	820	826
Series 2020-2, Class A3, 0.66%, 12/18/2024	166	167
Series 2021-1, Class A3, 0.37%, 8/18/2025	1,100	1,102
Series 2020-3, Class B, 0.76%, 12/18/2025	740	743
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026(a)	710	746
BA Credit Card Trust
Series 2019-A1, Class A1, 1.74%, 1/15/2025	1,600	1,630
Series 2020-A1, Class A1, 0.34%, 5/15/2026	930	929
Business Jet Securities LLC Series 2020-1A, Class A, 2.98%, 11/15/2035(a)	406	415
CarMax Auto Owner Trust
Series 2017-4, Class A3, 2.11%, 10/17/2022	1	1
Series 2018-1, Class A3, 2.48%, 11/15/2022	64	64
Series 2018-2, Class A3, 2.98%, 1/17/2023	1,559	1,568
Series 2018-3, Class A3, 3.13%, 6/15/2023	769	778
Series 2018-4, Class A3, 3.36%, 9/15/2023	158	161
Series 2019-1, Class A3, 3.05%, 3/15/2024	528	537
Series 2020-1, Class A3, 1.89%, 12/16/2024	692	706
Series 2020-3, Class A3, 0.62%, 3/17/2025	665	669
Series 2021-1, Class A3, 0.34%, 12/15/2025	2,520	2,519
Carvana Auto Receivables Trust Series 2019-2A, Class C, 3.00%, 6/17/2024(a)	1,100	1,125

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CNH Equipment Trust Series 2017-C, Class A3, 2.08%, 2/15/2023	30	30
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	144	147
CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052(a)	254	266
CPS Auto Receivables Trust
Series 2020-A, Class A, 2.09%, 5/15/2023(a)	66	66
Series 2021-A, Class A, 0.35%, 1/16/2024(a)	228	228
Series 2021-B, Class B, 0.81%, 12/15/2025(a)	1,248	1,250
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class A, 2.38%, 11/15/2028(a)	265	271
Series 2020-1A, Class A, 2.01%, 2/15/2029(a)	1,575	1,605
Series 2020-2A, Class A, 1.37%, 7/16/2029(a)	3,500	3,547
Series 2020-3A, Class A, 1.24%, 10/15/2029(a)	2,000	2,023
Series 2021-2A, Class A, 0.96%, 2/15/2030(a)	1,396	1,403
Series 2021-3A, Class A, 1.00%, 5/15/2030(a)	695	697
Dell Equipment Finance Trust Series 2019-1, Class A3, 2.83%, 3/22/2024(a)	590	595
Drive Auto Receivables Trust
Series 2020-1, Class A3, 2.02%, 11/15/2023	231	232
Series 2021-1, Class A3, 0.44%, 11/15/2024	564	565
Series 2020-2, Class B, 1.42%, 3/17/2025	160	162
DT Auto Owner Trust
Series 2020-3A, Class B, 0.91%, 12/16/2024(a)	535	538
Series 2019-2A, Class C, 3.18%, 2/18/2025(a)	650	661
Series 2021-1A, Class B, 0.62%, 9/15/2025(a)	272	272
Exeter Automobile Receivables Trust
Series 2020-1A, Class A, 2.05%, 6/15/2023(a)	26	26
Series 2020-3A, Class B, 0.79%, 9/16/2024	370	371
Series 2021-1A, Class B, 0.50%, 2/18/2025	1,082	1,084
Series 2021-2A, Class B, 0.57%, 9/15/2025	719	719
Fifth Third Auto Trust Series 2019-1, Class A4, 2.69%, 11/16/2026	355	367
First Investors Auto Owner Trust
Series 2019-1A, Class A, 2.89%, 3/15/2024(a)	100	101
Series 2021-1A, Class A, 0.45%, 3/16/2026(a)	465	465
FirstKey Homes Trust Series 2020-SFR2, Class A, 1.27%, 10/19/2037(a)	379	379
Flagship Credit Auto Trust
Series 2019-2, Class A, 2.83%, 10/16/2023(a)	822	828
Series 2020-4, Class A, 0.53%, 4/15/2025(a)	2,471	2,476
Series 2019-2, Class B, 2.92%, 4/15/2025(a)	650	663
Series 2019-4, Class C, 2.77%, 12/15/2025(a)	310	322
Ford Credit Auto Lease Trust
Series 2020-A, Class A3, 1.85%, 3/15/2023	600	604
Series 2020-B, Class A4, 0.69%, 10/15/2023	456	459
Series 2021-A, Class A3, 0.26%, 2/15/2024	921	922
Ford Credit Auto Owner Trust Series 2018-B, Class A4, 3.38%, 3/15/2024	340	350
FREED ABS Trust
Series 2020-FP1, Class A, 2.52%, 3/18/2027(a)	175	176
Series 2021-2, Class A, 0.68%, 6/19/2028(a)	394	395
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class A, 3.06%, 4/17/2023(a)	16	16
Series 2020-4A, Class A, 0.52%, 2/15/2024(a)	474	475
GM Financial Automobile Leasing Trust
Series 2019-3, Class A3, 2.03%, 6/20/2022	431	432
Series 2020-3, Class A3, 0.45%, 8/21/2023	640	642
GM Financial Consumer Automobile Receivables Trust
Series 2018-1, Class A3, 2.32%, 7/18/2022	6	6
Series 2018-2, Class A3, 2.81%, 12/16/2022	258	260
Series 2018-3, Class A3, 3.02%, 5/16/2023	2,181	2,201
Series 2021-1, Class A3, 0.35%, 10/16/2025	468	469
Series 2021-1, Class A4, 0.54%, 5/17/2027	2,800	2,797
GM Financial Leasing Trust Series 2021-1, Class A4, 0.33%, 2/20/2025	1,000	1,002
Harley-Davidson Motorcycle Trust Series 2019-A, Class A3, 2.34%, 2/15/2024	566	572

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(a)	218	231
Honda Auto Receivables Owner Trust
Series 2018-2, Class A3, 3.01%, 5/18/2022	113	113
Series 2018-3, Class A3, 2.95%, 8/22/2022	1,037	1,044
Series 2019-4, Class A3, 1.83%, 1/18/2024	525	532
Hyundai Auto Lease Securitization Trust
Series 2019-A, Class A3, 2.98%, 7/15/2022(a)	368	369
Series 2020-B, Class A3, 0.51%, 9/15/2023(a)	1,185	1,190
Series 2021-A, Class A3, 0.33%, 1/16/2024(a)	461	462
Hyundai Auto Receivables Trust
Series 2018-A, Class A3, 2.79%, 7/15/2022	47	47
Series 2018-B, Class A3, 3.20%, 12/15/2022	217	219
John Deere Owner Trust Series 2018-B, Class A3, 3.08%, 11/15/2022	218	219
Mercedes-Benz Auto Lease Trust
Series 2019-B, Class A3, 2.00%, 10/17/2022	67	67
Series 2020-A, Class A3, 1.84%, 12/15/2022	722	728
Series 2021-A, Class A3, 0.25%, 1/16/2024	753	754
MVW LLC Series 2021-1WA, Class A, 1.14%, 1/22/2041(a)	322	323
Nissan Auto Lease Trust
Series 2020-A, Class A2A, 1.80%, 5/16/2022	1,184	1,186
Series 2019-B, Class A3, 2.27%, 7/15/2022	246	247
Series 2020-B, Class A3, 0.43%, 10/16/2023	755	757
Series 2019-A, Class A4, 2.78%, 7/15/2024	305	307
Nissan Auto Receivables Owner Trust
Series 2018-C, Class A3, 3.22%, 6/15/2023	514	521
Series 2017-C, Class A4, 2.28%, 2/15/2024	418	421
Octane Receivables Trust Series 2020-1A, Class A, 1.71%, 2/20/2025(a)	1,749	1,765
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	519	521
Progress Residential Trust Series 2020-SFR3, Class B, 1.50%, 10/17/2027‡(a)	785	780
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025(a)	510	510
Santander Drive Auto Receivables Trust
Series 2020-2, Class A3, 0.67%, 4/15/2024	262	262
Series 2020-3, Class B, 0.69%, 3/17/2025	635	637
Series 2021-1, Class B, 0.50%, 4/15/2025	1,825	1,828
Series 2020-4, Class C, 1.01%, 1/15/2026	465	469
Series 2021-2, Class C, 0.90%, 6/15/2026	956	960
Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022(a)	1,200	1,207
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	128	129
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,624
Tesla Auto Lease Trust
Series 2018-B, Class A, 3.71%, 8/20/2021(a)	39	40
Series 2019-A, Class A3, 2.16%, 10/20/2022(a)	370	375
Toyota Auto Receivables Owner Trust
Series 2020-A, Class A2, 1.67%, 11/15/2022	1,893	1,898
Series 2020-A, Class A3, 1.66%, 5/15/2024	350	355
Series 2021-A, Class A3, 0.26%, 5/15/2025	1,651	1,652
Series 2020-C, Class A4, 0.57%, 10/15/2025	532	535
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,141	1,180
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,141	1,173
Series 2018-1, Class AA, 3.50%, 3/1/2030	724	756
Series 2018-1, Class A, 3.70%, 3/1/2030	1,237	1,260
United Auto Credit Securitization Trust Series 2021-1, Class C, 0.84%, 6/10/2026(a)	270	270
US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022(a)	441	445
Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	372	375
Volkswagen Auto Lease Trust Series 2020-A, Class A3, 0.39%, 1/22/2024	471	472

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Westlake Automobile Receivables Trust
Series 2020-2A, Class A2A, 0.93%, 2/15/2024(a)	649		651
Series 2020-3A, Class B, 0.78%, 11/17/2025(a)	815		820
World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	1,564		1,579
World Omni Auto Receivables Trust
Series 2020-A, Class A3, 1.70%, 1/17/2023	1,955		1,988
Series 2017-B, Class A3, 1.95%, 2/15/2023	50		51
Series 2018-C, Class A3, 3.13%, 11/15/2023	3,097		3,134
Series 2019-B, Class A3, 2.59%, 7/15/2024	671		680
Series 2021-A, Class A3, 0.30%, 1/15/2026	1,548		1,548
World Omni Automobile Lease Securitization Trust
Series 2019-A, Class A3, 2.94%, 5/16/2022	287		288
Series 2020-B, Class A4, 0.52%, 2/17/2026	480		482
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	540		542

TOTAL ASSET-BACKED SECURITIES (Cost $102,254)			103,045

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.7%
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	—	(j)	—	(j)
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4, 5.25%, 9/25/2033	9		9
Series 2004-HYB4, Class WA, 2.47%, 12/25/2034‡(h)	20		21
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	13		13
FHLMC, REMIC
Series 2626, Class JC, 5.00%, 6/15/2023	176		181
Series 2649, Class WB, 3.50%, 7/15/2023	132		133
Series 1578, Class K, 6.90%, 9/15/2023	4		5
Series 2685, Class DT, 5.00%, 10/15/2023	160		167
Series 2687, Class JH, 5.00%, 10/15/2023	39		41
Series 2701, Class AC, 5.00%, 11/15/2023	277		289
Series 3521, Class B, 4.00%, 4/15/2024	198		205
Series 3544, Class BC, 4.00%, 6/15/2024	19		19
Series 3546, Class NB, 4.00%, 6/15/2024	894		927
Series 3562, Class JC, 4.00%, 8/15/2024	443		460
Series 3563, Class BD, 4.00%, 8/15/2024	280		291
Series 3571, Class MY, 4.00%, 9/15/2024	103		107
Series 3575, Class EB, 4.00%, 9/15/2024	296		306
Series 3577, Class B, 4.00%, 9/15/2024	480		498
Series 3578, Class KB, 4.00%, 9/15/2024	70		73
Series 2989, Class TG, 5.00%, 6/15/2025	311		330
Series 2988, Class TY, 5.50%, 6/15/2025	14		15
Series 3816, Class HA, 3.50%, 11/15/2025	1,229		1,300
Series 3087, Class KX, 5.50%, 12/15/2025	36		39
Series 3787, Class AY, 3.50%, 1/15/2026	451		476
Series 3794, Class LB, 3.50%, 1/15/2026	387		408
Series 3102, Class CE, 5.50%, 1/15/2026	462		492
Series 3123, Class HT, 5.00%, 3/15/2026	51		55
Series 3121, Class JD, 5.50%, 3/15/2026	17		18
Series 3150, Class EQ, 5.00%, 5/15/2026	166		176
Series 3898, Class KH, 3.50%, 6/15/2026	609		641
Series 3885, Class AC, 4.00%, 6/15/2026	337		351
Series 3911, Class B, 3.50%, 8/15/2026	578		611
Series 3959, Class PB, 3.00%, 11/15/2026	2,500		2,656
Series 4337, Class VJ, 3.50%, 6/15/2027	1,555		1,623
Series 3337, Class MD, 5.50%, 6/15/2027	31		34
Series 2110, Class PG, 6.00%, 1/15/2029	84		95
Series 3563, Class LB, 4.00%, 8/15/2029	15		17
Series 3653, Class B, 4.50%, 4/15/2030	106		116
Series 3824, Class EY, 3.50%, 3/15/2031	279		302

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2525, Class AM, 4.50%, 4/15/2032	521	583
Series 2441, Class GF, 6.50%, 4/15/2032	17	20
Series 2436, Class MC, 7.00%, 4/15/2032	11	13
Series 2760, Class KT, 4.50%, 9/15/2032	69	77
Series 2505, Class D, 5.50%, 9/15/2032	88	101
Series 2544, Class KE, 5.50%, 12/15/2032	50	57
Series 2557, Class HL, 5.30%, 1/15/2033	129	149
Series 2575, Class PE, 5.50%, 2/15/2033	35	41
Series 2586, Class WG, 4.00%, 3/15/2033	164	182
Series 2596, Class QD, 4.00%, 3/15/2033	134	148
Series 2621, Class QH, 5.00%, 5/15/2033	147	166
Series 2649, Class PJ, 3.50%, 6/15/2033	4	4
Series 2624, Class QH, 5.00%, 6/15/2033	192	221
Series 2648, Class BK, 5.00%, 7/15/2033	15	17
Series 4238, Class UY, 3.00%, 8/15/2033	3,650	3,931
Series 2673, Class PE, 5.50%, 9/15/2033	328	378
Series 2696, Class DG, 5.50%, 10/15/2033	278	306
Series 2725, Class TA, 4.50%, 12/15/2033	284	329
Series 2733, Class ME, 5.00%, 1/15/2034	263	302
Series 2768, Class PK, 5.00%, 3/15/2034	203	231
Series 3659, Class VG, 5.00%, 9/15/2034	158	160
Series 2934, Class KG, 5.00%, 2/15/2035	195	224
Series 3077, Class TO, PO, 4/15/2035	11	11
Series 2960, Class JH, 5.50%, 4/15/2035	574	663
Series 3082, Class PW, 5.50%, 12/15/2035	41	46
Series 3084, Class BH, 5.50%, 12/15/2035	916	1,062
Series 3098, Class KG, 5.50%, 1/15/2036	835	965
Series 3136, Class CO, PO, 4/15/2036	22	21
Series 3145, Class AJ, 5.50%, 4/15/2036	30	35
Series 3819, Class ZQ, 6.00%, 4/15/2036	595	706
Series 3200, PO, 8/15/2036	58	54
Series 3270, Class AT, 5.50%, 1/15/2037	21	23
Series 3272, Class PA, 6.00%, 2/15/2037	7	8
Series 3348, Class HT, 6.00%, 7/15/2037	53	63
Series 4085, Class FB, 0.50%, 1/15/2039(h)	75	75
Series 3501, Class A, 4.50%, 1/15/2039	166	182
Series 3508, Class PK, 4.00%, 2/15/2039	3	4
Series 3513, Class A, 4.50%, 2/15/2039	15	16
Series 4219, Class JA, 3.50%, 8/15/2039	359	363
Series 3653, Class HJ, 5.00%, 4/15/2040	699	800
Series 3677, Class KB, 4.50%, 5/15/2040	1,170	1,314
Series 3677, Class PB, 4.50%, 5/15/2040	670	739
Series 3904, Class EC, 2.00%, 8/15/2040	13	13
Series 3715, Class PC, 4.50%, 8/15/2040	179	201
Series 3955, Class HB, 3.00%, 12/15/2040	137	144
Series 3828, Class PU, 4.50%, 3/15/2041	73	78
Series 3852, Class TP, IF, 5.50%, 5/15/2041(h)	253	271
Series 3956, Class EB, 3.25%, 11/15/2041	1,280	1,396
Series 3963, Class JB, 4.50%, 11/15/2041	1,650	1,858
Series 4026, Class MQ, 4.00%, 4/15/2042	70	76
Series 4616, Class HP, 3.00%, 9/15/2046	1,748	1,848
Series 3688, Class GT, 7.41%, 11/15/2046(h)	33	39
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	731	787
FNMA, REMIC
Series 2011-75, Class BL, 3.50%, 8/25/2021	14	14
Series 2003-5, Class EQ, 5.50%, 2/25/2023	14	14
Series 2003-48, Class TC, 5.00%, 6/25/2023	19	20
Series 2003-55, Class HY, 5.00%, 6/25/2023	17	18
Series 2008-70, Class BY, 4.00%, 8/25/2023	4	4
Series 2006-22, Class CE, 4.50%, 8/25/2023	59	61

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-44, Class KT, 6.00%, 6/25/2024	56	58
Series 2004-53, Class NC, 5.50%, 7/25/2024	27	28
Series 2009-71, Class MB, 4.50%, 9/25/2024	15	15
Series 2004-70, Class EB, 5.00%, 10/25/2024	54	56
Series 2010-49, Class KB, 4.00%, 5/25/2025	364	376
Series 2010-41, Class DC, 4.50%, 5/25/2025	108	111
Series 1997-57, Class PN, 5.00%, 9/18/2027	97	106
Series 2009-39, Class LB, 4.50%, 6/25/2029	81	88
Series 2009-96, Class DB, 4.00%, 11/25/2029	104	113
Series 2010-28, Class DE, 5.00%, 4/25/2030	246	275
Series 2001-63, Class TC, 6.00%, 12/25/2031	50	58
Series 2001-81, Class HE, 6.50%, 1/25/2032	130	154
Series 2002-75, Class GB, 5.50%, 11/25/2032	66	70
Series 2011-39, Class ZA, 6.00%, 11/25/2032	524	608
Series 2002-85, Class PE, 5.50%, 12/25/2032	43	49
Series 2003-21, Class OU, 5.50%, 3/25/2033	30	34
Series 2003-26, Class EB, 3.50%, 4/25/2033	800	867
Series 2003-23, Class CH, 5.00%, 4/25/2033	34	38
Series 2003-63, Class YB, 5.00%, 7/25/2033	114	129
Series 2003-69, Class N, 5.00%, 7/25/2033	204	234
Series 2003-80, Class QG, 5.00%, 8/25/2033	286	321
Series 2003-85, Class QD, 5.50%, 9/25/2033	118	137
Series 2003-94, Class CE, 5.00%, 10/25/2033	26	28
Series 2005-5, Class CK, 5.00%, 1/25/2035	203	221
Series 2005-29, Class WC, 4.75%, 4/25/2035	365	400
Series 2005-48, Class TD, 5.50%, 6/25/2035	249	289
Series 2005-53, Class MJ, 5.50%, 6/25/2035	290	338
Series 2005-62, Class CP, 4.75%, 7/25/2035	9	9
Series 2005-58, Class EP, 5.50%, 7/25/2035	24	27
Series 2005-68, Class BE, 5.25%, 8/25/2035	250	287
Series 2005-68, Class PG, 5.50%, 8/25/2035	116	132
Series 2005-102, Class PG, 5.00%, 11/25/2035	377	436
Series 2005-110, Class GL, 5.50%, 12/25/2035	461	527
Series 2006-49, Class PA, 6.00%, 6/25/2036	50	59
Series 2009-19, Class PW, 4.50%, 10/25/2036	290	326
Series 2006-114, Class HE, 5.50%, 12/25/2036	336	393
Series 2007-33, Class HE, 5.50%, 4/25/2037	26	30
Series 2007-71, Class KP, 5.50%, 7/25/2037	36	40
Series 2007-71, Class GB, 6.00%, 7/25/2037	192	226
Series 2007-65, Class KI, IF, IO, 6.53%, 7/25/2037(h)	7	1
Series 2009-86, Class OT, PO, 10/25/2037	38	34
Series 2010-9, Class MD, 5.00%, 2/25/2038	42	43
Series 2008-72, Class BX, 5.50%, 8/25/2038	18	21
Series 2008-74, Class B, 5.50%, 9/25/2038	8	9
Series 2009-62, Class HJ, 6.00%, 5/25/2039	157	166
Series 2009-37, Class KI, IF, IO, 5.91%, 6/25/2039(h)	11	2
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	12	2
Series 2009-92, Class AD, 6.00%, 11/25/2039	627	689
Series 2009-112, Class ST, IF, IO, 6.16%, 1/25/2040(h)	89	16
Series 2010-22, Class PE, 5.00%, 3/25/2040	1,913	2,177
Series 2010-37, Class CY, 5.00%, 4/25/2040	1,099	1,252
Series 2010-35, Class SB, IF, IO, 6.33%, 4/25/2040(h)	39	6
Series 2010-54, Class EA, 4.50%, 6/25/2040	40	44
Series 2010-64, Class DM, 5.00%, 6/25/2040	6	7
Series 2010-71, Class HJ, 5.50%, 7/25/2040	129	150
Series 2010-123, Class BP, 4.50%, 11/25/2040	2,739	3,074
Series 2011-5, Class CP, 4.50%, 11/25/2040	73	76
Series 2011-41, Class KL, 4.00%, 5/25/2041	1,006	1,118

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2011-50, Class LP, 4.00%, 6/25/2041	500	558
Series 2012-137, Class CF, 0.39%, 8/25/2041(h)	310	310
Series 2012-103, Class DA, 3.50%, 10/25/2041	81	83
Series 2012-14, Class DE, 3.50%, 3/25/2042	929	1,015
Series 2012-139, Class JA, 3.50%, 12/25/2042	456	501
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250	2,721
Series 2019-65, Class PA, 2.50%, 5/25/2048	400	417
Series 2009-96, Class CB, 4.00%, 11/25/2049	26	29
Series 2019-7, Class CA, 3.50%, 11/25/2057	4,455	4,771
FNMA, STRIPS
Series 293, Class 1, PO, 12/25/2024	9	9
Series 314, Class 1, PO, 7/25/2031	37	36
GNMA
Series 2002-79, Class KL, 5.50%, 11/20/2032	212	212
Series 2003-10, Class KJ, 5.50%, 2/20/2033	59	63
Series 2003-29, Class PD, 5.50%, 4/16/2033	220	239
Series 2003-33, Class NE, 5.50%, 4/16/2033	125	131
Series 2003-65, Class AP, 5.50%, 8/20/2033	80	90
Series 2003-77, Class TK, 5.00%, 9/16/2033	280	294
Series 2004-16, Class GC, 5.50%, 2/20/2034	819	922
Series 2004-54, Class BG, 5.50%, 7/20/2034	18	20
Series 2004-93, Class PD, 5.00%, 11/16/2034	519	566
Series 2004-101, Class BE, 5.00%, 11/20/2034	420	472
Series 2005-11, Class PL, 5.00%, 2/20/2035	195	221
Series 2005-26, Class XY, 5.50%, 3/20/2035	761	860
Series 2005-33, Class AY, 5.50%, 4/16/2035	202	226
Series 2005-49, Class B, 5.50%, 6/20/2035	66	75
Series 2005-51, Class DC, 5.00%, 7/20/2035	159	175
Series 2005-56, Class BD, 5.00%, 7/20/2035	25	28
Series 2006-7, Class ND, 5.50%, 8/20/2035	25	28
Series 2007-37, Class LB, 5.50%, 6/16/2037	190	216
Series 2007-79, Class BL, 5.75%, 8/20/2037	133	148
Series 2008-7, Class PQ, 5.00%, 2/20/2038	389	425
Series 2008-9, Class PW, 5.25%, 2/20/2038	420	470
Series 2009-106, Class ST, IF, IO, 5.90%, 2/20/2038(h)	127	21
Series 2008-23, Class YA, 5.25%, 3/20/2038	97	109
Series 2008-35, Class NF, 5.00%, 4/20/2038	100	112
Series 2008-34, Class PG, 5.25%, 4/20/2038	117	129
Series 2008-33, Class PB, 5.50%, 4/20/2038	351	399
Series 2008-38, Class BG, 5.00%, 5/16/2038	565	630
Series 2008-43, Class NB, 5.50%, 5/20/2038	165	185
Series 2008-56, Class PX, 5.50%, 6/20/2038	325	360
Series 2008-58, Class PE, 5.50%, 7/16/2038	898	1,021
Series 2008-62, Class SA, IF, IO, 6.05%, 7/20/2038(h)	2	—	(j)
Series 2008-76, Class US, IF, IO, 5.80%, 9/20/2038(h)	71	12
Series 2011-97, Class WA, 6.10%, 11/20/2038(h)	816	958
Series 2008-95, Class DS, IF, IO, 7.20%, 12/20/2038(h)	68	10
Series 2009-14, Class AG, 4.50%, 3/20/2039	116	126
Series 2009-72, Class SM, IF, IO, 6.15%, 8/16/2039(h)	163	25
Series 2009-61, Class AP, 4.00%, 8/20/2039	14	15
Series 2010-130, Class BD, 4.00%, 12/20/2039	287	311
Series 2010-157, Class OP, PO, 12/20/2040	119	112
Series 2014-H11, Class VA, 0.61%, 6/20/2064(h)	1,341	1,352
Series 2015-H20, Class FA, 0.58%, 8/20/2065(h)	1,859	1,871
Series 2015-H26, Class FG, 0.63%, 10/20/2065(h)	1,344	1,348
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	71	74
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 2.52%, 11/25/2033(h)	178	180
Series 2007-A1, Class 5A5, 2.58%, 7/25/2035(h)	38	39
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 2.70%, 4/21/2034(h)	51	51

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MASTR Asset Securitization Trust Series 2003-11, Class 8A1, 5.50%, 12/25/2033	37	37
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 0.73%, 10/25/2028(h)	75	75
Series 2004-B, Class A1, 0.59%, 5/25/2029(h)	132	132
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.64%, 4/25/2034(h)	29	31
PHH Mortgage Trust
Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	8	8
Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058‡	511	564
Series 2020-1, Class M55G, 3.00%, 8/25/2059	4,785	5,087
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	602	632
Sequoia Mortgage Trust Series 2004-11, Class A1, 0.70%, 12/20/2034(h)	243	249
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 0.80%, 1/19/2034(h)	114	114
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 1.94%, 12/25/2044(h)	145	145
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	489	553
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051(a)(f)	890	891
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051(a)(f)	1,171	1,172
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051(a)(f)	1,099	1,094
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051(a)(f)	1,516	1,519
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051(a)(f)	872	873
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051(a)(f)	1,593	1,593
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051(a)(f)	1,916	1,918
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 2.81%, 10/25/2033(h)	86	87

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $90,431)		94,267

U.S. GOVERNMENT AGENCY SECURITIES — 1.1%
FNMA 0.50%, 6/17/2025(Cost $15,031)	15,000	14,948

FOREIGN GOVERNMENT SECURITIES — 0.3%
Republic of Colombia (Colombia)
3.00%, 1/30/2030	500	482
7.38%, 9/18/2037	300	388
Republic of Panama (Panama)
4.00%, 9/22/2024	347	377
3.16%, 1/23/2030	400	420
United Mexican States (Mexico)
4.00%, 10/2/2023	296	320
3.60%, 1/30/2025	1,076	1,191
4.13%, 1/21/2026	332	376
2.66%, 5/24/2031	246	239

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $3,559)		3,793

	Shares (000)
SHORT-TERM INVESTMENTS — 5.4%
INVESTMENT COMPANIES — 5.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(k)(l)(Cost $75,428)	75,410	75,447

Total Investments — 104.3% (Cost $1,424,123)		1,464,704
Liabilities in Excess of Other Assets — (4.3)%		(60,713)

Net Assets — 100.0%		1,403,991

Percentages indicated are based on net assets.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2021.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(d)

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2021.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.

(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(h)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.

(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Amount rounds to less than one thousand.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2021.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2021 (amounts in thousands, except number of contracts):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	234	09/2021	USD	51,652	10
U.S. Treasury 5 Year Note	818	09/2021	USD	101,285	79

					89

Short Contracts
U.S. Treasury 10 Year Ultra Note	(474)	09/2021	USD	(68,619)	120
U.S. Treasury Ultra Bond	(41)	09/2021	USD	(7,577)	18

					138

					227

Abbreviations

USD	United States Dollar

Centrally Cleared Inflation-linked swap contracts outstanding as of May 31, 2021 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) $	Unrealized Appreciation (Depreciation) ($)	Value ($)
CPI-U at termination	2.31% at termination	Receive	2/26/2026	USD 70,008	22	1,811	1,833
CPI-U at termination	2.32% at termination	Receive	2/26/2026	USD 51,865	(8)	1,353	1,345
CPI-U at termination	2.38% at termination	Receive	3/4/2026	USD 34,173	—	762	762
CPI-U at termination	2.38% at termination	Receive	3/4/2026	USD 44,663	—	984	984
CPI-U at termination	2.48% at termination	Receive	3/15/2026	USD 120,400	—	1,988	1,988
CPI-U at termination	2.50% at termination	Receive	3/26/2026	USD 62,409	—	945	945
CPI-U at termination	2.52% at termination	Receive	4/6/2026	USD 12,842	—	178	178
CPI-U at termination	2.53% at termination	Receive	4/14/2026	USD 5,203	—	65	65
CPI-U at termination	2.53% at termination	Receive	4/6/2026	USD 12,403	—	162	162
CPI-U at termination	2.53% at termination	Receive	3/26/2026	USD 15,532	—	212	212
CPI-U at termination	2.55% at termination	Receive	5/5/2031	USD 12,632	—	72	72
CPI-U at termination	2.56% at termination	Receive	3/19/2026	USD 82,418	—	1,018	1,018
CPI-U at termination	2.59% at termination	Receive	5/10/2031	USD 12,559	—	14	14
CPI-U at termination	2.66% at termination	Receive	4/30/2026	USD 78,822	—	409	409
CPI-U at termination	2.71% at termination	Receive	5/24/2026	USD 30,888	(13)	29	16
CPI-U at termination	2.70% at termination	Receive	6/2/2026	USD 12,934	—	—	—

					1	10,002	10,003

CPI-U at termination	2.70% at termination	Receive	5/14/2031	USD 12,618	—	(149)	(149)
CPI-U at termination	2.82% at termination	Receive	5/12/2026	USD 95,376	—	(426)	(426)
CPI-U at termination	2.82% at termination	Receive	5/20/2026	USD 72,118	—	(411)	(411)

					—	(986)	(986)

					1	9,016	9,017

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar
(a)	Value of floating rate index at May 31, 2021 was as follows:

Floating Rate Index	Value
CPI-U	2.69%

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$102,265	$780		$103,045
Collateralized Mortgage Obligations	—	93,682	585		94,267
Commercial Mortgage-Backed Securities	—	149,389	—	(a)	149,389
Corporate Bonds	—	521,117	—		521,117
Foreign Government Securities	—	3,793	—		3,793
Mortgage-Backed Securities	—	157,697	—		157,697
U.S. Government Agency Securities	—	14,948	—		14,948
U.S. Treasury Obligations	—	345,001	—		345,001
Short-Term Investments
Investment Companies	75,447	—	—		75,447

Total Investments in Securities	$75,447	$1,387,892	$1,365		$1,464,704

Appreciation in Other Financial Instruments
Futures Contracts	$227	$—	$—		$227
Swaps	—	10,002	—		10,002
Depreciation in Other Financial Instruments
Swaps	—	(986)	—		(986)

Total Net Appreciation/Depreciation in Other Financial Instruments	$227	$9,016	$—		$9,243

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$79,351	$148,388	$152,292	$(1)	$1	$75,447	75,410	$13	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.

C. Derivatives — The Fund used derivative instruments including futures contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

(2). Swaps — The Fund engaged in various swap transactions to manage inflation risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.